Average Annual Total Returns - R5 R6 Shares - JPMorgan Realty Income Fund	Class R5 Past 1 Year	Class R5 Past 5 Years	Class R5 Past 10 Years	Class R5 Return After Taxes on Distributions Past 1 Year	Class R5 Return After Taxes on Distributions Past 5 Years	Class R5 Return After Taxes on Distributions Past 10 Years	Class R5 Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class R5 Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class R5 Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	Class R6 Past 1 Year	Class R6 Past 5 Years	Class R6 Past 10 Years	MSCI US REIT INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	MSCI US REIT INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	MSCI US REIT INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	(3.90%)	4.84%	8.39%	(5.14%)	3.17%	6.74%	(1.89%)	3.23%	6.16%	(3.75%)	4.91%	8.43%	(7.57%)	4.84%	8.30%